Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INTEREST INCOME
Interest and fees on loans	$ 96,172	$ 103,707	$ 112,793
Interest on taxable investment securities	6,668	9,138	10,507
Interest on non-taxable investment securities	1,338	1,618	2,487
Dividends on restricted equity investments	904	970	893
Total interest income	105,082	115,433	126,680
INTEREST EXPENSE
Interest on deposits	11,349	13,553	18,737
Interest on funds borrowed	1,776	1,438	1,418
Interest on junior subordinated debentures	2,188	2,594	2,997
Total interest expense	15,313	17,585	23,152
Net interest income	89,769	97,848	103,528
Provision for loan losses	1,147	57,215	74,266
Net interest income after provision for loan losses	88,622	40,633	29,262
NON-INTEREST INCOME
Service charges on deposit accounts	9,056	10,954	11,219
Mortgage banking revenue, net	11,598	10,551	3,247
Gain on sale of investment securities	3,489	234	1,855
Investment products income	2,684	2,296	2,913
BOLI income	1,882	1,986	2,964
Net impairment losses on available for sale securities:
Total impairment			(250)
Portion of loss recognized in other comprehensive income (before taxes)
Net impairment losses recognized in operations			(250)
Derivative credit adjustment	(1,588)	(2,275)	(12,538)
Other	4,560	4,929	4,058
Total non-interest income	31,681	28,675	13,468
NON-INTEREST EXPENSE
Salaries and employee benefits	53,037	54,241	50,017
Commission expense	7,696	8,259	2,484
Occupancy expense	13,519	13,011	13,373
Equipment expense	7,356	7,399	7,342
Amortization of intangible assets	2,457	3,685	3,685
Data processing expense	4,244	4,384	4,352
Professional fees	18,246	3,459	3,560
Insurance expense	5,966	5,824	6,186
Advertising expense	2,830	2,809	2,946
Problem loan expense	3,407	5,681	8,342
Real estate owned expense, net	2,270	2,358	1,186
Office supplies expense	857	1,247	1,307
Other	8,064	7,476	5,445
Total non-interest expense	129,949	119,833	110,225
LOSS BEFORE INCOME TAXES	(9,646)	(50,525)	(67,495)
INCOME TAX EXPENSE (BENEFIT)	297	(34)	10
NET LOSS AVAILABLE TO COMMON SHAREHOLDERS	$ (9,943)	$ (50,491)	$ (67,505)
Basic loss per common share	$ (0.12)	$ (0.59)	$ (0.88)
Diluted loss per common share	$ (0.12)	$ (0.59)	$ (0.88)
Weighted average common shares - basic	86,415,812	85,938,714	76,653,990
Weighted average common shares - diluted	86,415,812	85,938,714	76,653,990